American Mutual Fund®
Investment portfolio
January 31, 2022
unaudited
Common stocks 94.91% Energy 7.06%	Shares	Value (000)
Baker Hughes Co., Class A	7,912,527	$217,120
Canadian Natural Resources, Ltd. (CAD denominated)	5,657,338	287,774
Chevron Corp.	9,506,523	1,248,492
ConocoPhillips	14,946,383	1,324,548
DT Midstream, Inc.	473,415	24,475
Enbridge, Inc.	2,101,246	88,820
EOG Resources, Inc.	9,597,595	1,069,940
Exxon Mobil Corp.	1,791,876	136,111
Schlumberger, Ltd.	1,607,360	62,799
Shell PLC, Class A (ADR)	3,981,027	204,625
Suncor Energy, Inc.	5,119,084	146,265
TC Energy Corp.	9,772,197	504,734
TC Energy Corp. (CAD denominated)	15,286,205	789,353
		6,105,056
Materials 3.69%
Air Products and Chemicals, Inc.	879,388	248,093
Barrick Gold Corp.	4,228,271	80,972
Linde PLC	6,098,441	1,943,451
LyondellBasell Industries NV	5,429,771	525,222
Newmont Corp.	359,888	22,014
Nutrien, Ltd.	3,109,537	217,046
PPG Industries, Inc.	587,838	91,820
Sherwin-Williams Company	223,295	63,976
		3,192,594
Industrials 12.37%
ABB, Ltd.[1]	4,362,568	150,783
Air Lease Corp., Class A	486,287	19,359
AMETEK, Inc.	343,896	47,035
BAE Systems PLC (ADR)	4,897,978	154,678
Carrier Global Corp.	8,763,533	417,845
Caterpillar, Inc.	405,381	81,709
CSX Corp.	18,433,437	630,792
Cummins, Inc.	1,297,738	286,644
Emerson Electric Co.	679,128	62,446
General Dynamics Corp.	3,385,226	718,007
Honeywell International, Inc.	3,225,227	659,495
Illinois Tool Works, Inc.	1,944,145	454,774
L3Harris Technologies, Inc.	702,470	147,020
Lockheed Martin Corp.	1,903,510	740,713
ManpowerGroup, Inc.	752,238	78,887
Norfolk Southern Corp.	1,359,767	369,843
Northrop Grumman Corp.	1,565,602	579,116
Otis Worldwide Corp.	991,795	84,729
Raytheon Technologies Corp.	21,467,541	1,936,158
American Mutual Fund — Page 1 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
RELX PLC (ADR)	1,982,056	$60,710
Stanley Black & Decker, Inc.	444,394	77,614
TFI International, Inc.	1,023,688	98,581
TFI International, Inc. (CAD denominated)	126,624	12,188
Union Pacific Corp.	3,810,670	931,899
United Parcel Service, Inc., Class B	4,822,915	975,242
Waste Connections, Inc.	1,704,919	212,603
Waste Management, Inc.	4,704,376	707,726
		10,696,596
Consumer discretionary 4.70%
Darden Restaurants, Inc.	934,146	130,659
Dollar General Corp.	1,018,790	212,397
Hasbro, Inc.	3,166,364	292,825
Home Depot, Inc.	5,192,082	1,905,390
Lowe’s Companies, Inc.	881,468	209,217
McDonald’s Corp.	2,108,831	547,136
NIKE, Inc., Class B	151,000	22,359
Starbucks Corp.	485,668	47,751
VF Corp.	4,212,777	274,715
Whirlpool Corp.	722,188	151,797
Williams-Sonoma, Inc.	1,658,974	266,332
		4,060,578
Consumer staples 8.33%
Church & Dwight Co., Inc.	2,729,355	280,168
Coca-Cola Company	3,840,151	234,288
Colgate-Palmolive Company	990,230	81,644
Danone SA1	1,999,329	124,557
General Mills, Inc.	17,465,840	1,199,554
Hormel Foods Corp.	1,879,370	89,214
Keurig Dr Pepper, Inc.	26,917,102	1,021,504
Kimberly-Clark Corp.	3,233,425	445,081
Kroger Co.	3,307,014	144,153
McCormick & Co., Inc., nonvoting shares	2,695,771	270,413
Mondelez International, Inc.	16,943,237	1,135,705
PepsiCo, Inc.	5,247,110	910,478
Procter & Gamble Company	7,895,779	1,266,878
		7,203,637
Health care 16.77%
Abbott Laboratories	14,697,522	1,873,346
AbbVie, Inc.	11,168,692	1,528,882
AmerisourceBergen Corp.	954,247	129,968
Amgen, Inc.	7,473,439	1,697,517
AstraZeneca PLC (ADR)	7,844,389	456,622
CVS Health Corp.	6,529,217	695,427
Danaher Corp.	674,945	192,893
Eli Lilly and Company	3,282,165	805,411
Gilead Sciences, Inc.	29,459,258	2,023,262
GlaxoSmithKline PLC (ADR)[2]	14,104,592	632,168
Johnson & Johnson	1,426,592	245,788
Medtronic PLC	5,546,765	574,035
Merck & Co., Inc.	8,601,719	700,868
Novartis AG1	1,501,153	130,515
American Mutual Fund — Page 2 of 8

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Novartis AG (ADR)	977,907	$84,990
Pfizer, Inc.	2,704,981	142,525
Roche Holding AG (ADR)	1,832,953	89,063
Stryker Corp.	895,796	222,202
Thermo Fisher Scientific, Inc.	224,587	130,552
UnitedHealth Group, Inc.	3,910,208	1,847,847
Zimmer Biomet Holdings, Inc.	2,430,958	299,056
		14,502,937
Financials 13.42%
American International Group, Inc.	4,492,104	259,419
Aon PLC, Class A	1,378,894	381,181
Bank of America Corp.	5,762,179	265,867
Berkshire Hathaway, Inc., Class B3	248,952	77,927
BlackRock, Inc.	453,730	373,393
Charles Schwab Corp.	1,257,100	110,248
Chubb, Ltd.	1,980,609	390,735
Citizens Financial Group, Inc.	2,009,326	103,420
CME Group, Inc., Class A	4,293,716	985,408
East West Bancorp, Inc.	1,323,756	114,293
Great-West Lifeco, Inc. (CAD denominated)	10,230,567	319,597
Intercontinental Exchange, Inc.	2,277,451	288,462
JPMorgan Chase & Co.	9,145,391	1,359,005
KeyCorp	21,675,919	543,198
Marsh & McLennan Companies, Inc.	4,366,667	670,895
Moody’s Corp.	35,938	12,327
Morgan Stanley	4,383,255	449,459
Nasdaq, Inc.	231,177	41,429
National Bank of Canada	1,707,921	136,644
PNC Financial Services Group, Inc.	3,625,019	746,718
Principal Financial Group, Inc.	4,821,413	352,252
Progressive Corp.	1,992,017	216,453
S&P Global, Inc.	743,710	308,803
State Street Corp.	3,902,688	368,804
Toronto-Dominion Bank	1,545,917	123,720
Toronto-Dominion Bank (CAD denominated)	12,717,670	1,018,594
Travelers Companies, Inc.	2,595,550	431,328
Truist Financial Corp.	9,994,392	627,848
U.S. Bancorp	4,667,350	271,593
Wells Fargo & Company	2,934,266	157,863
Willis Towers Watson PLC	421,238	98,553
		11,605,436
Information technology 14.53%
Accenture PLC, Class A	1,984,980	701,849
Amphenol Corp., Class A	3,293,456	262,126
Analog Devices, Inc.	2,380,284	390,295
Apple, Inc.	9,320,769	1,629,084
Applied Materials, Inc.	1,034,937	143,008
Automatic Data Processing, Inc.	1,062,100	218,973
Cisco Systems, Inc.	4,192,688	233,407
Fidelity National Information Services, Inc.	1,400,148	167,906
Intel Corp.	12,387,143	604,740
Intuit, Inc.	376,617	209,109
KLA Corp.	866,523	337,311
American Mutual Fund — Page 3 of 8

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Mastercard, Inc., Class A	977,896	$377,839
Microsoft Corp.	12,716,004	3,954,423
NetApp, Inc.	4,250,831	367,739
Paychex, Inc.	5,407,062	636,736
QUALCOMM, Inc.	2,209,368	388,319
Samsung Electronics Co., Ltd. (GDR)[1]	16,931	26,444
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	3,753,023	460,233
Texas Instruments, Inc.	4,594,656	824,695
Visa, Inc., Class A	1,434,389	324,416
Western Union Company	15,985,438	302,285
		12,560,937
Communication services 4.45%
Activision Blizzard, Inc.	678,221	53,586
AT&T, Inc.	2,315,721	59,051
BCE, Inc.	7,148,026	373,385
Comcast Corp., Class A	44,641,595	2,231,633
Electronic Arts, Inc.	285,909	37,929
Omnicom Group, Inc.	2,993,372	225,581
TELUS Corp.	22,237,758	523,252
Verizon Communications, Inc.	6,479,606	344,909
		3,849,326
Utilities 7.38%
American Electric Power Company, Inc.	5,113,967	462,303
CenterPoint Energy, Inc.[4]	41,784,021	1,184,994
CMS Energy Corp.	3,846,594	247,644
Dominion Energy, Inc.	2,994,777	241,559
DTE Energy Company	1,339,209	161,281
Edison International	4,639,015	291,284
Entergy Corp.	3,377,085	377,457
Exelon Corp.	20,825,678	1,206,848
NextEra Energy, Inc.	6,657,396	520,076
Public Service Enterprise Group, Inc.	12,569,265	836,233
Sempra Energy	3,980,964	550,010
Xcel Energy, Inc.	4,401,811	306,630
		6,386,319
Real estate 2.21%
Americold Realty Trust REIT	1,804,362	51,334
Crown Castle International Corp. REIT	2,151,378	392,648
Digital Realty Trust, Inc. REIT	5,940,756	886,539
Equinix, Inc. REIT	165,289	119,818
Kimco Realty Corp. REIT	12,989,536	315,126
Prologis, Inc. REIT	922,024	144,592
		1,910,057
Total common stocks (cost: $49,421,542,000)		82,073,473
Preferred securities 0.04% Information technology 0.04%
Samsung Electronics Co., Ltd., preferred shares (GDR)[1]	20,933	29,643
Total preferred securities (cost: $17,827,000)		29,643
American Mutual Fund — Page 4 of 8

unaudited
Convertible stocks 0.40% Industrials 0.04%	Shares	Value (000)
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022[2]	325,295	$33,951
Health care 0.36%
Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	64,723	123,378
Danaher Corp., Series B, cumulative convertible preferred shares, 0% 2023	121,861	188,178
		311,556
Total convertible stocks (cost: $270,820,000)		345,507
Bonds, notes & other debt instruments 0.02% Corporate bonds, notes & loans 0.02% Financials 0.02%	Principal amount (000)
JPMorgan Chase & Co., Series I, (3-month USD-LIBOR + 3.47%) 3.769% junior subordinated perpetual bonds[5]	$18,412	18,504
Total bonds, notes & other debt instruments (cost: $15,466,000)		18,504
Short-term securities 4.73% Money market investments 4.48%	Shares
Capital Group Central Cash Fund 0.10%[4,6]	38,743,255	3,874,326
Money market investments purchased with collateral from securities on loan 0.25%
Capital Group Central Cash Fund 0.10%[4,6,7]	1,137,324	113,732
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[6,7]	26,300,000	26,300
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[6,7]	26,300,000	26,300
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[6,7]	21,995,571	21,996
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[6,7]	10,100,000	10,100
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[6,7]	8,100,000	8,100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[6,7]	8,100,000	8,100
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[6,7]	6,000,000	6,000
		220,628
Total short-term securities (cost: $4,094,771,000)		4,094,954
Total investment securities 100.10% (cost: $53,820,426,000)		86,562,081
Other assets less liabilities (0.10%)		(88,264)
Net assets 100.00%		$86,473,817
American Mutual Fund — Page 5 of 8

unaudited
Investments in affiliates4

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)
Common stocks 1.37%
Utilities 1.37%
CenterPoint Energy, Inc.	$1,088,334	$—	$288	$108	$96,840	$1,184,994	$7,105
Short-term securities 4.61%
Money market investments 4.48%
Capital Group Central Cash Fund 0.10%[6]	3,642,746	1,324,849	1,093,290	(38)	59	3,874,326	791
Money market investments purchased with collateral from securities on loan 0.13%
Capital Group Central Cash Fund 0.10%[6,7]	110,242	3,490[8]				113,732	—[9]
Total short-term securities						3,988,058
Total 5.98%				$70	$96,899	$5,173,052	$7,896
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $461,942,000, which represented .53% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	All or a portion of this security was on loan. The total value of all such securities was $215,858,000, which represented .25% of the net assets of the fund.
[3]	Security did not produce income during the last 12 months.
[4]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Rate represents the seven-day yield at 1/31/2022.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Represents net activity.
[9]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Mutual Fund — Page 6 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
American Mutual Fund — Page 7 of 8

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$6,105,056	$—	$—	$6,105,056
Materials	3,192,594	—	—	3,192,594
Industrials	10,545,813	150,783	—	10,696,596
Consumer discretionary	4,060,578	—	—	4,060,578
Consumer staples	7,079,080	124,557	—	7,203,637
Health care	14,372,422	130,515	—	14,502,937
Financials	11,605,436	—	—	11,605,436
Information technology	12,534,493	26,444	—	12,560,937
Communication services	3,849,326	—	—	3,849,326
Utilities	6,386,319	—	—	6,386,319
Real estate	1,910,057	—	—	1,910,057
Preferred securities	—	29,643	—	29,643
Convertible stocks	345,507	—	—	345,507
Bonds, notes & other debt instruments	—	18,504	—	18,504
Short-term securities	4,094,954	—	—	4,094,954
Total	$86,081,635	$480,446	$—	$86,562,081
Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
GDR = Global Depositary Receipts
LIBOR = London Interbank Offered Rate
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-003-0322O-S85363	American Mutual Fund — Page 8 of 8